Accounts Receivable, Net	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET

Note 6 - ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, consist of the following:

	December 31, 2019	December 31, 2018
Accounts receivable	$66,535	$923,217
Less: allowance for doubtful accounts and write-offs	-	(923,217)
Accounts receivable, net	$66,535	$-

The changes in allowance for doubtful accounts consist of the following:

	December 31, 2019	December 31, 2018
Balance, beginning of the year	$923,217	$35,000
Provision for doubtful accounts	-	-
Uncollectible receivables written-off	923,217	888,217
Balance, end of the year	$-	$923,217

The Company did not reserve any allowance for doubtful account during fiscal 2019 as the Company maintains a strict credit policy and the Company's sales arrangement usually requires advanced payment since fiscal 2018. The Company determined write-offs all the accounts receivables as of December 31, 2018.